TRADE AND OTHER PAYABLES	12 Months Ended
Mar. 31, 2022
Trade And Other Payables
TRADE AND OTHER PAYABLES
12.	TRADE AND OTHER PAYABLES

	Year ended March 31,
$000	2022	2021
Group
Trade payable	741,807	210,992
Accruals	457,773	71,093
Bonus accrual	106,570	1,391,069
	1,306,150	1,673,154